Segment Information - Summary of Products and Services Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total	kr 236,681	kr 247,880	kr 263,351
Services [member]
Disclosure of operating segments [line items]
Total	92,947	97,730	104,586
Operating segments [member]
Disclosure of operating segments [line items]
Total	236,681	247,880	263,351
Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	143,734	150,150	158,765
Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	92,947	97,730	104,586
Networks [member]
Disclosure of operating segments [line items]
Total	151,014	158,207	171,442
Networks [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	151,014	158,207	171,442
Networks [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	115,488	121,814	131,393
Networks [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	35,526	36,393	40,049
Cloud Software and Services [Member]
Disclosure of operating segments [line items]
Total	62,715	62,635	63,630
Cloud Software and Services [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	62,715	62,635	63,630
Cloud Software and Services [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	24,016	22,409	21,672
Cloud Software and Services [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	38,699	40,226	41,958
Enterprise [Member]
Disclosure of operating segments [line items]
Total	21,117	24,863	25,745
Enterprise [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	21,117	24,863	25,745
Enterprise [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	4,230	5,927	5,704
Enterprise [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	16,887	18,936	20,041
Other [Member]
Disclosure of operating segments [line items]
Total	1,835	2,175	2,534
Other [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	1,835	2,175	2,534
Other [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	0	0	(4)
Other [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	kr 1,835	kr 2,175	kr 2,538